Emoluments of Directors and Supervisors	12 Months Ended
Dec. 31, 2019
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Emoluments of Directors and Supervisors
11	EMOLUMENTS OF DIRECTORS AND SUPERVISORS
Details of the emoluments of directors and supervisors for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019				2018	2017
Name	Fee for directors and supervisors	Salaries, allowances and other benefits	Contribution to retirement benefit scheme	Total	Total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Chairmen:
Mr. Dai Houliang (i)	—	—	—	—	—	—
Mr. Wang Yilin (i)	—	—	—	—	—	—

Vice chairmen:
Mr. Zhang Wei (ii)	—	—	—	—	—	—
Mr. Zhang Jianhua (iii)	—	—	—	—	633	—
Mr. Wang Dongjin (iv)	—	—	—	—	409	823

Executive directors:
Mr. Zhao Zhengzhang (v)	—	—	—	—	—	159
Mr. Hou Qijun (vi)	—	829	154	983	888	648
	—	829	154	983	1,930	1,630
Non-executive directors:
Mr. Yu Baocai (vii)	—	—	—	—	—	—
Mr. Shen Diancheng (viii)	—	—	—	—	—	—
Mr. Liu Yuezhen	—	—	—	—	—	—
Mr. Liu Hongbin (ix)	—	—	—	—	—	—
Mr. Jiao Fangzheng (x)	—	—	—	—	—	—
Mr. Duan Liangwei (viii)	—	—	—	—	—	—
Mr. Qin Weizhong (xi)	—	—	—	—	—	—
Mr. Chen Zhiwu (xii)	—	—	—	—	—	—
Mr. Richard H. Matzke (xii)	—	—	—	—	—	—
Mr. Lin Boqiang	386	—	—	386	365	250
Mr. Zhang Biyi	386	—	—	386	399	250
Ms. Elsie Leung Oi-sie (xii)	319	—	—	319	334	220
Mr. Tokuchi Tatsuhito (xii)	351	—	—	351	334	226
Mr. Simon Henry (xii)	340	—	—	340	340	213
	1,782	—	—	1,782	1,772	1,159
Supervisors:
Mr. Xu Wenrong (xiii)	—	—	—	—	—	—
Mr. Guo Jinping (xiii)	—	—	—	—	—	—
Mr. Zhang Fengshan	—	—	—	—	—	—
Mr. Li Qingyi (xiii)	—	—	—	—	—	—
Mr. Jia Yimin (xiii)	—	—	—	—	—	—
Mr. Jiang Lifu	—	—	—	—	—	—
Mr. Lu Yaozhong (xiii)	—	—	—	—	—	—
Mr. Wang Liang (xiv)	—	—	—	—	—	—
Mr. Yao Wei	—	—	—	—	—	—
Mr. Liu Hehe	—	—	—	—	—	—
Mr. Yang Hua (xiii)	—	—	—	—	—	250
Mr. Fu Suotang (xiii)	—	1,070	85	1,155	967	571
Mr. Li Jiamin	—	906	72	978	850	810
Mr. Liu Xianhua	—	774	71	845	743	733
Mr. Li Wendong	—	937	130	1,067	960	884
	—	3,687	358	4,045	3,520	3,248
	1,782	4,516	512	6,810	7,222	6,037

(i)	Mr. Dai Houliang was elected as the chairman from March 25, 2020. Mr. Wang Yilin ceased being the chairman from January 19, 2020.
(ii)	Mr. Zhang Wei was elected as the non-executive director and vice chairman from June 13, 2019 and ceased being the non-executive director and vice chairman from December 9, 2019.
(iii)	Mr. Zhang Jianhua was appointed as executive director and president from June 5, 2018 and ceased being the executive director and president from November 14, 2018.
(iv)	Mr. Wang Dongjin ceased being the executive director and president from April 2, 2018.
(v)	Mr. Zhao Zhengzhang ceased being the executive director from June 8, 2017.
(vi)	Mr. Hou Qijun was elected as the executive director from June 8, 2017, elected as the president from March 21, 2019 and ceased being the executive director and president from December 9, 2019.
(vii)	Mr. Yu Baocai ceased being the non-executive director from June 7, 2018.
(viii)	Mr. Shen Diancheng ceased being the non-executive director from June 8, 2017. Mr. Duan Liangwei was elected as the non-executive directors from June 8, 2017.
(ix)	Mr. Liu Hongbin ceased being the non-executive director from December 3, 2019.
(x)	Mr. Jiao Fangzheng was elected as the non-executive director from June 13, 2019.
(xi)	Mr. Qin Weizhong was elected as the non-executive directors from June 8, 2017 and ceased being the non-executive director from April 15, 2019.
(xii)
Mr. Chen Zhiwu and Mr. Richard H. Matzke ceased being the independent non-executive
directors from June 8, 2017. Ms. Elsie Leung
Oi-sie,
Mr. Tokuchi Tatsuhito and Mr. Simon Henry were elected as the independent non-executive
directors from June 8, 2017.

(xiii)
Mr. Xu Wenrong ceased being the
non-executive
director from June 8, 2017. Mr.Xu Wenrong was elected as the Chairman of the Supervisory Committee and Mr. Lu Yaozhong was elected as the supervisor from June 8, 2017. Mr. Guo Jinping, Mr. Li Qingyi and Mr. Jia Yimin ceased being the supervisors from June 8, 2017. Mr. Yang Hua ceased being the staff supervisor from June 8, 2017. Mr. Fu Suotang was elected as the staff supervisor from June 8, 2017.

(xiv)	Mr. Wang Liang was elected as the supervisor from October 26, 2017.
(xv)	The emoluments above are all pre-tax amounts.
(xvi)
The deferred performance emoluments of RMB 0.33 which the Company paid to the directors attribuatble to the year of 2016 to 2018 in accordance with the relevant regulations of the Chinese Government are not reflected in the 2019 annual remuneration shown above. (2018: RMB 0.17, 2017: RMB nil)

None of the directors and supervisors has waived their remuneration during the year ended December 31, 2019. (2018: None of the directors and supervisors has waived their remuneration. 2017: None of the directors and supervisors has waived their remuneration)
The five highest paid individuals in the Company for the year ended December 31, 2019 include three supervisors and one director whose emolument
s
are reflected in the analysis shown above and the note; and one senior management whose allowances and other benefits was RMB 0.940, and whose contribution to retirement benefit scheme was RMB 0.161.
The five highest paid individuals in the Company for the year ended December 31, 2018 include one
supervisor whose emolument
s
are
reflected in the analysis shown above and the note; and four senior managements whose allowances and other benefits were RMB 0.912, RMB 0.899, RMB 0.866 and RMB 0.847, respectively, and whose contribution to retirement benefit scheme were RMB 0.148, RMB 0.148, RMB 0.148 and RMB 0.148, respectively.
The
five
highest paid individuals in the Company for the year ended December 31, 2017 include two
supervisors whose emoluments are reflected in the analysis shown above and the note; and three senior managements whose allowances and other benefits were RMB 0.823, RMB 0.823 and RMB 0.732, respectively, and whose contribution to retirement benefit scheme were RMB 0.127, RMB 0.127 and RMB 0.127, respectively.

During 2019, 2018 and 2017, the Company did not incur any severance payment to any director for loss of office or any payment as inducement to any director to join the Company.